Note 9 - Intangible Assets	12 Months Ended
Oct. 31, 2024
Statement Line Items [Line Items]
Disclosure of intangible assets [text block]
9.	Intangible assets:

As at October 31, 2024, total intangible assets were $12.1 million ( October 31, 2023 - $2.8 million) related to the Bank’s acquisition of Digital Boundary Group, VersaBank USA and for internally developed software.

The intangible assets related to the Bank’s acquisition of Digital Boundary Group were $3.9 million and at October 31, 2024, had accumulated amortization of $1.5 million and are being amortized over ten years. The amortization expense for these intangible assets totaled $394,000 (2023 - $394,000).

The intangible assets related to the Bank’s acquisition of VersaBank USA were $2.6 million.

The intangible assets related to internally developed software were $7.1 million.